Note 6 - Note Receivable, Net (Details Textual) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Aug. 19, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 02, 2025	Dec. 31, 2024
Payments to Acquire Notes Receivable			$ 3,783	$ (0)
Note Receivable, Payable for Unfunded Portion, Current		$ 849	849			$ 0
Standard Waste Services, LLC [Member] | Standard Waste Note [Member]
Financing Receivable, before Allowance for Credit Loss, Current					$ 6,600
Financing Receivable, Unamortized Purchase Premium (Discount)					(2,000)
Notes Receivable, Fair Value Disclosure					$ 4,600
Notes Receivable, Accretion		200
Payments to Acquire Notes Receivable			3,800
Note Receivable, Payable for Unfunded Portion, Current		$ 800	$ 800
Standard Waste Services, LLC [Member] | Standard Waste Note [Member] | Subsequent Event [Member]
Payments to Acquire Notes Receivable	$ 800